Residential Loans at Amortized Cost, Net - Recorded Investment in Residential Loans Accounted for Amortized Cost by Credit Quality Indicator (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in residential loans accounted at amortized cost	$ 1,373,083	$ 1,409,191	$ 1,510,756
Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in residential loans accounted at amortized cost		1,328,371	1,407,375
Non-performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Recorded investment in residential loans accounted at amortized cost		$ 80,820	$ 103,381